Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
DIAMIR BIOSCIENCES CORP. [Member]
Property and Equipment, Net (Details) [Line Items]
Depreciation	$ 20,828	$ 20,052